FINANCIAL RISK MANAGEMENT AND FAIR VALUES - COMMODITY RISK (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥) $ / bbl	Dec. 31, 2017 CNY (¥) $ / bbl
FINANCIAL RISK MANAGEMENT AND FAIR VALUES [abstract]
Derivative financial assets	¥ 7,844	¥ 515
Derivative financial liabilities	¥ 13,568	¥ 2,624
Increase/decrease in basic price of derivative financial instruments | $ / bbl	10	10
Decrease/Increase in net income attributed to commodity price risk	¥ 197	¥ 4,049
Decrease/Increase in other reserves attributed to commodity price risk	¥ 6,850	¥ 701